Schedule of Investments – IQ Cleaner Transport ETF

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 96.9%
Belgium — 0.4%
Umicore SA	847	$25,139

Canada — 0.7%
Ballard Power Systems, Inc.*	3,730	17,768
Boralex, Inc., Class A	592	15,346
Innergex Renewable Energy, Inc.	1,609	15,830

Total Canada		48,944

China — 11.1%
BYD Co., Ltd., Class H	6,387	225,712
Flat Glass Group Co., Ltd., Class H	12,001	35,624
Li Auto, Inc., Class A*	4,674	99,429
NIO, Inc.*	6,544	100,123
NXP Semiconductors NV	1,059	236,136
Xinyi Solar Holdings Ltd.	15,027	16,186
XPeng, Inc., Class A*	3,997	44,461
Zhuzhou CRRC Times Electric Co., Ltd.	7,270	28,898

Total China		786,569

Denmark — 1.6%
Vestas Wind Systems A/S*	4,131	111,011

Finland — 0.3%
Wartsila OYJ Abp	1,947	24,526

France — 2.7%
Alstom SA(a)	1,588	48,708
Forvia*	706	17,763
Legrand SA	1,104	110,913
Valeo	774	17,537

Total France		194,921

Germany — 8.7%
Bayerische Motoren Werke AG	1,402	171,364
Knorr-Bremse AG	227	16,003
Mercedes-Benz Group AG	2,500	200,223
Nordex SE*	1,309	18,560
Siemens AG	1,139	194,624
SMA Solar Technology AG*(a)	146	13,948

Total Germany		614,722

Hong Kong — 0.4%
MTR Corp., Ltd.	6,627	30,464

Italy — 0.2%
ERG SpA	577	16,629

Japan - 14.6%
Central Japan Railway Co.	541	69,053
Denso Corp.	1,639	113,985
East Japan Railway Co.	1,191	67,505
Honda Motor Co., Ltd.	5,885	186,930
Koito Manufacturing Co., Ltd.	841	15,452
Nidec Corp.	1,701	101,200
Panasonic Holdings Corp.	8,912	110,396
Shimano, Inc.	294	44,593
TDK Corp.	1,574	60,233
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Motor Corp.	13,869	$232,907
Yamaha Motor Co., Ltd.	1,204	35,252

Total Japan		1,037,506

Portugal — 0.8%
EDP - Energias de Portugal SA	12,672	59,379

Singapore — 2.1%
STMicroelectronics NV	2,753	147,592

South Korea — 3.2%
Hyundai Mobis Co., Ltd.	253	46,247
LG Energy Solution Ltd.*	145	63,704
Samsung SDI Co., Ltd.	219	114,255

Total South Korea		224,206

Spain — 3.3%
EDP Renovaveis SA	1,240	23,747
Iberdrola SA	15,547	194,640
Solaria Energia y Medio Ambiente SA*	1,090	17,095

Total Spain		235,482

Sweden — 0.3%
Thule Group AB	645	20,159

Switzerland — 3.6%
ABB Ltd.	5,147	206,984
Landis+Gyr Group AG*	179	15,570
Meyer Burger Technology AG*(a)	25,081	15,205
Stadler Rail AG	414	16,744

Total Switzerland		254,503

Taiwan — 2.6%
Compal Electronics, Inc.	17,849	17,295
Delta Electronics, Inc.	9,077	105,568
Evergreen Marine Corp Taiwan Ltd.	7,700	25,482
Giant Manufacturing Co., Ltd.	2,459	18,153
Taiwan High Speed Rail Corp.	15,083	14,470

Total Taiwan		180,968

United Kingdom — 2.7%
National Grid PLC	14,232	188,885

United States — 37.6%
Alphabet, Inc., Class A*	1,540	204,389
Apple, Inc.	1,090	214,130
Aptiv PLC*	1,143	125,147
Array Technologies, Inc.*	694	13,221
Bloom Energy Corp., Class A*	1,144	20,432
Eaton Corp. PLC	1,049	215,381
Edison International	1,621	116,647
Enphase Energy, Inc.*	564	85,632
Exelon Corp.	4,202	175,896
First Solar, Inc.*	423	87,730
Intel Corp.	6,619	236,762
Itron, Inc.*	247	19,431
Jabil, Inc.	539	59,651

Schedule of Investments – IQ Cleaner Transport ETF (continued)

July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
NVIDIA Corp.	493	$230,374
Plug Power, Inc.*(a)	1,938	25,427
Schneider Electric SE	1,089	194,557
Shoals Technologies Group, Inc., Class A*	678	17,601
Sims Ltd.	1,721	17,511
SolarEdge Technologies, Inc.*	237	57,226
Tesla, Inc.*	994	265,825
Texas Instruments, Inc.	1,085	195,300
Westinghouse Air Brake Technologies Corp.	754	89,304

Total United States		2,667,574

Total Common Stocks
(Cost $6,584,027)		6,869,179
Preferred Stock — 2.8%
Germany — 2.8%
Volkswagen AG, 23.19%
(Cost $265,938)	1,492	198,321

Short-Term Investments — 1.5%

Money Market Funds — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	99,737	99,737
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	8,324	8,324
Total Short-Term Investments
(Cost $108,061)		108,061

Total Investments — 101.2%
(Cost $6,958,026)		7,175,561
Other Assets and Liabilities, Net — (1.2)%		(86,530)
Net Assets — 100.0%		$7,089,031

		% of
Industry	Value	Net Assets
Consumer Discretionary	$2,289,979	32.3%
Information Technology	1,963,848	27.7
Industrials	1,742,539	24.6
Utilities	824,094	11.6
Communication Services	204,389	2.9
Money Market Funds	108,061	1.5
Materials	42,651	0.6
Total Investments	$7,175,561	101.2%
Other Assets and Liabilities, Net	(86,530)	(1.2)
Total Net Assets	$7,089,031	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $97,746; total market value of collateral held by the Fund was $99,737.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Cleaner Transport ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,869,179	$–	$–	$6,869,179
Preferred Stock	198,321	–	–	198,321
Short-Term Investments:
Money Market Funds	108,061	–	–	108,061
Total Investments in Securities	$7,175,561	$–	$–	$7,175,561

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.